Stock-Based Compensation - Schedule of Assumptions used in Estimating Fair Value of Stock Options (Details) - Employee Stock Option [Member]	12 Months Ended
Dec. 31, 2024
Schedule of Assumptions used in Estimating Fair Value of Stock Options [Line Items]
Volatility	144.20%
Expected term (years)	5 years 14 days
Risk-free interest rate	3.60%
Expected dividend yield	0.00%